Finance Income (Expenses), Net (Details) - Schedule of finance income (expenses), net - As Restated [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance expenses:
Revaluation of warrants to purchase ADS’s	$ 2,172
Bank account management fees and commissions	17	29	7
Revaluation of marketable securities		574
Exchange differences			28
Total finance expenses	2,189	603	35
Finance income:
Revaluation of warrants to purchase ADS’s		584	1,618
Revaluation of marketable securities	138		2,753
Interest income on bank deposits	33	93	87
Exchange differences	12	5
Total finance income	183	682	4,458
Finance income (expenses), net	$ (2,006)	$ 79	$ 4,423